Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions
Schedule of loans and accounts receivable and contingent loans to related parties

	Production and Services Companies (*)		Investment Companies (**)		Individuals (***)		Total
	2016	2017	2016	2017	2016	2017	2016	2017
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Loans and accounts receivable:
Commercial loans	149,838	243,989	165,475	169,403	8,296	8,871	323,609	422,263
Residential mortgage loans	—	—	—	—	31,921	33,695	31,921	33,695
Consumer loans	—	—	—	—	6,496	7,265	6,496	7,265

Gross loans	149,838	243,989	165,475	169,403	46,713	49,831	362,026	463,223
Allowance for loan losses	(622)	(988)	(347)	(394)	(293)	(241)	(1,262)	(1,623)

Net loans	149,216	243,001	165,128	169,009	46,420	49,590	360,764	461,600

Contingent loans:
Guarantees and sureties	4,941	4,527	8,087	21,146	—	—	13,028	25,673
Letters of credits	165	294	—	1,170	—	—	165	1,464
Foreign letters of credits	—	—	—	—	—	—	—	—
Banks guarantees	24,095	34,457	19,764	23,071	—	—	43,859	57,528
Undrawn credit lines	55,607	53,151	12,928	13,907	15,897	15,179	84,432	82,237
Other contingencies loans	—	—	2,000	—	—	—	2,000	—

Total contingent loans	84,808	92,429	42,779	59,294	15,897	15,179	143,484	166,902
Provision for contingencies loans	(190)	(217)	(104)	(81)	(32)	(48)	(326)	(346)

Contingent loans, net	84,618	92,212	42,675	59,213	15,865	15,131	143,158	166,556

Amount covered by guarantee:
Mortgage	19,083	27,928	81,419	53,835	48,272	53,181	148,774	134,944
Warrant	—	—	—	—	—	—	—	—
Pledge	2,900	1,417	—	—	3	—	2,903	1,417
Others (****)	20,607	39,022	14,533	14,186	1,743	2,175	36,883	55,383

Total collateral	42,590	68,367	95,952	68,021	50,018	55,356	188,560	191,744

(*)      Operating companies are legal entities which comply with the following conditions:

(i)   They engage in operating activities and generate a separable flow of income,

(ii)   Less than 50% of their assets are trading securities or investments.

(**)    Investment companies include those legal entities that do not comply with the conditions for operating companies and are profit-oriented.

(***)  Individuals include key members of the management, who directly or indirectly possess the authority and responsibility of planning, administrating and controlling the activities of the organization, including directors.  This category also includes their family members who are expected to have an influence or to be influenced by such individuals in their interactions with the organization.

(****) These guarantees correspond mainly to shares and other financial guarantees.

Schedule of other assets and liabilities with related parties

	2016	2017
	MCh$	MCh$
Assets
Cash and due from banks	51,222	57,563
Transactions in the course of collection	7,537	13,249
Derivative instruments	147,046	323,186
Financial assets	15,115	—
Other assets	50,691	114,536

Total	271,611	508,534

Liabilities
Demand deposits	194,503	173,715
Transactions in the course of payment	5,637	16,116
Cash collateral on securities lent and repurchase agreements	34,710	25,227
Savings accounts and time deposits	267,925	169,322
Derivative instruments	151,398	370,356
Borrowings from financial institutions	242,405	251,555
Other liabilities	60,307	51,814

Total	956,885	1,058,105

Schedule of income and expenses from related party transactions

	2016		2017
	Income	Expense	Income	Expense
Type of income or expense recognized	MCh$	MCh$	MCh$	MCh$

Interest and revenue expenses	19,354	15,941	28,140	9,332
Fees and commission income	66,387	62,614	65,995	69,843
Net financial operating income
Derivative instruments (*)	33,814	42,898	33,540	97,416
Other financial operations	—	—	1	—
Provision for credit risk	290	—	—	252
Operating expenses	—	85,979	—	100,389
Other income and expenses	458	32	3,723	56

(*) The outcome of derivative operations is presented net at each related counterparty level. Additionally, this line includes operations with local counterpart banks (unrelated) which have been novated by Comder Contraparte Central S.A. (Related entity) for centralized clearing purposes, which generated a net loss of Ch$96,075 million as of December 31, 2017 (net loss of Ch$31,649 million as of December 31, 2016).

Schedule of payments to key management personnel

	2016	2017
	MCh$	MCh$
Remunerations	3,985	4,149
Short-term benefits	4,502	3,302
Contract termination indemnity	2,434	276
Stock−based benefits	—	—

Total	10,921	7,727

	N° of executives
Position	2016	2017
CEO	1	1
CEOs of subsidiaries	6	6
Division Managers	14	12

Total	21	19

Schedule of directors' expenses and remunerations

	Remunerations				Fees for attending Board meetings		Fees for attending Committees and Subsidiary Board meetings (1)		Consulting		Total
	2016		2017		2016	2017	2016	2017	2016	2017	2016	2017
Name of Directors	MCh$		MCh$		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Pablo Granifo Lavín	543	(*)	553	(*)	49	53	388	395	—	—	980	1,001
Andrónico Luksic Craig	169		172		11	8	—	—	—	—	180	180
Jorge Awad Mehech	56		14		27	6	97	26	—	—	180	46
Jaime Estévez Valencia	56		57		27	28	141	134	—	—	224	219
Gonzalo Menéndez Duque	56		57		25	23	116	113	25	8	222	201
Francisco Pérez Mackenna	56		57		19	23	61	75	—	—	136	155
Rodrigo Manubens Moltedo	56		57		23	28	46	53	—	—	125	138
Thomas Fürst Freiwirth	56		57		20	19	37	36	—	—	113	112
Jorge Ergas Heymann	56		14		13	6	44	19	—	—	113	39
Jean-Paul Luksic Fontbona	56		57		7	12	—	—	—	—	63	69
Alfredo Ergas Segal	—		43		—	20	—	49	—	—	—	112
Andrés Ergas Heymann	—		43		—	20	—	41	—	—	—	104
Other directors of subsidiaries	—		—		—	—	150	129	—	—	150	129

Total	1,160		1,181		221	246	1,080	1,070	25	8	2,486	2,505

(1)   It includes fees paid to members of the Advisory Committee of Banchile Corredores de Seguros Ltda. of Ch$18 million (Ch$17 million in 2016).

(*)   It includes a provision of Ch$380 million (Ch$374 million in 2016) for an incentive subject to achieving the Bank’s forecasted earnings.